ACQUISITIONS -Narrative (Details) € in Millions, £ in Millions, t in Millions, $ in Millions					2 Months Ended	4 Months Ended	6 Months Ended
	Jul. 01, 2022 EUR (€) subsidiary	Jun. 30, 2022 USD ($) t	May 09, 2022 USD ($)	May 09, 2022 EUR (€)	Jun. 30, 2022 USD ($) t	Jun. 30, 2022 USD ($) t	Dec. 31, 2023 t	Jun. 30, 2022 USD ($) t	Jul. 28, 2022 USD ($) km t	May 09, 2022 EUR (€)	May 02, 2022 GBP (£)	May 02, 2022 USD ($)	Feb. 28, 2022 GBP (£)	Feb. 28, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Purchase agreement term		10 years
Profit (loss) of combined entity as if combination occurred at beginning of period								$ 8,099.0
Revenue of combined entity as if combination occurred at beginning of period								44,585.0
CSM
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary			91.68%	91.68%
CSM
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate			49.29%	49.29%
JLM
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | £													£ 35
Consideration paid, net of cash acquired													43	$ 43.0
Cash and cash equivalents recognised as of acquisition date | £													£ 5
Revenue of acquiree since acquisition date						$ 25.0
Profit (loss) of acquiree since acquisition date						1.0
ASL
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | £											£ 36
Consideration paid, net of cash acquired											39	$ 39.0
Cash and cash equivalents recognised as of acquisition date | £											£ 6
Revenue of acquiree since acquisition date					$ 4.0
Profit (loss) of acquiree since acquisition date					1.0
CSM
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | €										€ 13.5
Consideration paid, net of cash acquired			$ 7.0							7.0
Cash and cash equivalents recognised as of acquisition date | €										€ 7.0
Revenue of acquiree since acquisition date					28.6
Profit (loss) of acquiree since acquisition date					6.3
Percentage of voting equity interests acquired			42.39%							42.39%
Gain recognised in bargain purchase transaction			$ 3.0	€ 3.0
ArcelorMittal Texas HBI
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 818.0			818.0	818.0		818.0
Consideration paid, net of cash acquired		806.0			806.0	806.0		806.0
Cash and cash equivalents recognised as of acquisition date		$ 12.0			$ 12.0	$ 12.0		$ 12.0
Percentage of voting equity interests acquired		80.00%			80.00%	80.00%		80.00%
Acquisition-related costs		$ 7.0
Annual capacity of HBI | t		2.0			2.0	2.0		2.0
Proportion of ownership interests held by non-controlling interests		20.00%
Consideration payable		$ 177.0			$ 177.0	$ 177.0		$ 177.0
ArcelorMittal Texas HBI | Forecast
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in developments after acquisition		100.00%
EAF weight (in tonnes) | t							1.5
ALBA International Recycling | Business combination
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | €	€ 90.0
Number of subsidiaries acquired | subsidiary	3
CSP | Business combination
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value									$ 2,200.0
Blast furnace capacity | t									3.0
Distance to port of Pecém (kilometres) | km									10